Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Marketable Securities [Abstract]
Schedule of Marketable Securities

	2023	2022
Investments
Current
Bank deposit certificates (CDBs)	74	191
Financial Notes (LFs) – Banks	475	1,140
Treasury Financial Notes (LFTs)	214	402
Others	11	12

	774	1,745

Non-current
Bank deposit certificates (CDBs)	-	127
Debentures (4)	-	7

	-	134

	774	1,879